Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2014
Guarantor Subsidiaries Disclosure [Abstract]
Condensed Consolidating Balance Sheet

CONSOLIDATING BALANCE SHEETS
	As of December 31, 2014
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$180,889	$17,939	$43,868	$—	$242,696
Accounts receivable, net of allowances	3,203	43,874	1,513	—	48,590
Content library	—	176,490	3,631	—	180,121
Prepaid expenses and other current assets	21,442	23,923	1,030	(6,558)	39,837
Intercompany receivables	40,762	467,181	—	(507,943)	—
Total current assets	246,296	729,407	50,042	(514,501)	511,244
Property and equipment, net	133,923	263,412	31,133	—	428,468
Deferred income taxes	—	—	11,378	—	11,378
Goodwill and other intangible assets, net	249,717	374,281	—	—	623,998
Other long-term assets	6,665	1,231	335	—	8,231
Investment in related parties	917,234	(5,114)	—	(912,120)	—
Total assets	$1,553,835	$1,363,217	$92,888	$(1,426,621)	$1,583,319
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$12,899	$153,260	$2,474	$—	$168,633
Accrued payable to retailers	69,189	42,977	14,124	—	126,290
Other accrued liabilities	59,770	74,536	2,820	—	137,126
Current portion of long-term debt and other long-term liabilities	20,020	—	396	—	20,416
Deferred income taxes	—	27,961	29	(6,558)	21,432
Intercompany payables	309,932	121,015	76,996	(507,943)	—
Total current liabilities	471,810	419,749	96,839	(514,501)	473,897
Long-term debt and other long-term liabilities	949,588	22,946	1,135	—	973,669
Deferred income taxes	35,058	3,288	29	—	38,375
Total liabilities	1,456,456	445,983	98,003	(514,501)	1,485,941
Commitments and contingencies
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	588,105	225,729	12,393	(352,635)	473,592
Treasury stock	(996,293)	—	—	—	(996,293)
Retained earnings	506,360	691,505	(17,991)	(559,485)	620,389
Accumulated other comprehensive income (loss)	(793)	—	483	—	(310)
Total stockholders’ equity	97,379	917,234	(5,115)	(912,120)	97,378
Total liabilities and stockholders’ equity	$1,553,835	$1,363,217	$92,888	$(1,426,621)	$1,583,319

CONSOLIDATING BALANCE SHEETS
	As of December 31, 2013
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Assets
Current Assets:
Cash and cash equivalents	$315,250	$9,639	$46,548	$—	$371,437
Accounts receivable, net of allowances	2,029	45,672	2,595	—	50,296
Content library	37	196,695	3,136	—	199,868
Prepaid expenses and other current assets	67,664	28,234	960	(12,149)	84,709
Intercompany receivables	180,100	355,418	5,093	(540,611)	—
Total current assets	565,080	635,658	58,332	(552,760)	706,310
Property and equipment, net	163,747	320,296	36,822	—	520,865
Deferred income taxes	—	—	6,412	31	6,443
Goodwill and other intangible assets, net	251,150	387,540	—	—	638,690
Other long-term assets	7,156	11,499	420	—	19,075
Investment in related parties	815,243	4,825	—	(820,068)	—
Total assets	$1,802,376	$1,359,818	$101,986	$(1,372,797)	$1,891,383
Liabilities and Stockholders’ Equity
Current Liabilities:
Accounts payable	$17,336	$215,703	$2,979	$—	$236,018
Accrued payable to retailers	71,085	48,126	14,929	—	134,140
Other accrued liabilities	59,444	71,607	3,076	—	134,127
Current portion of long-term debt and other long-term liabilities	103,519	3	367	—	103,889
Deferred income taxes	—	35,292	—	(12,149)	23,143
Intercompany payables	315,615	154,565	70,432	(540,612)	—
Total current liabilities	566,999	525,296	91,783	(552,761)	631,317
Long-term debt and other long-term liabilities	661,627	18,748	1,028	—	681,403
Deferred income taxes	45,307	13,190	—	31	58,528
Total liabilities	1,273,933	557,234	92,811	(552,730)	1,371,248
Commitments and contingencies
Debt conversion feature	1,446	—	—	—	1,446
Stockholders’ Equity:
Preferred stock	—	—	—	—	—
Common stock	596,995	225,016	12,393	(351,923)	482,481
Treasury stock	(476,796)	—	—	—	(476,796)
Retained earnings	407,959	577,568	(3,612)	(468,144)	513,771
Accumulated other comprehensive income (loss)	(1,161)	—	394	—	(767)
Total stockholders’ equity	526,997	802,584	9,175	(820,067)	518,689
Total liabilities and stockholders’ equity	$1,802,376	$1,359,818	$101,986	$(1,372,797)	$1,891,383

Condensed Consolidating Statement of Comprehensive Income

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
	Year Ended December 31, 2014
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Revenue	$266,848	$1,975,905	$48,833	$—	$2,291,586
Expenses:
Direct operating	142,472	1,415,542	23,707	—	1,581,721
Marketing	7,227	27,631	435	—	35,293
Research and development	3,456	9,591	—	—	13,047
General and administrative	39,435	150,335	873	—	190,643
Depreciation and other	35,155	148,217	4,452	—	187,824
Amortization of intangible assets	1,433	13,221	—	—	14,654
Total expenses	229,178	1,764,537	29,467	—	2,023,182
Operating income	37,670	211,368	19,366	—	268,404
Other income (expense), net:
Loss from equity method investments, net	(530)	(28,204)	—	—	(28,734)
Interest income (expense), net	(48,007)	572	(209)	—	(47,644)
Other, net	14,077	1,334	(16,596)	—	(1,185)
Total other income (expense), net	(34,460)	(26,298)	(16,805)	—	(77,563)
Income from continuing operations before income taxes	3,210	185,070	2,561	—	190,841
Income tax benefit (expense)	(618)	(64,989)	(557)	—	(66,164)
Income from continuing operations	2,592	120,081	2,004	—	124,677
Loss from discontinued operations, net of tax	(803)	(874)	(16,382)	—	(18,059)
Equity in income (loss) of subsidiaries	104,829	(14,378)	—	(90,451)	—
Net income (loss)	106,618	104,829	(14,378)	(90,451)	106,618
Foreign currency translation adjustment(1)	368	—	89	—	457
Comprehensive income (loss)	$106,986	$104,829	$(14,289)	$(90,451)	$107,075

(1)	Foreign currency translation adjustment had no tax effect in 2014.

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
	Year Ended December 31, 2013
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Revenue	$255,251	$1,999,539	$44,995	$—	$2,299,785
Expenses:
Direct operating	138,859	1,394,932	36,155	(12,947)	1,556,999
Marketing	6,540	23,269	418	—	30,227
Research and development	8,973	4,111	(2)	—	13,082
General and administrative	33,747	172,870	721	12,955	220,293
Depreciation and other	28,101	157,292	4,008	—	189,401
Amortization of intangible assets	2,245	8,662	—	—	10,907
Total expenses	218,465	1,761,136	41,300	8	2,020,909
Operating income (loss)	36,786	238,403	3,695	(8)	278,876
Other income (expense), net:
Income (loss) from equity method investments, net	65,063	(45,135)	—	—	19,928
Interest income (expense), net	(32,930)	257	(134)	—	(32,807)
Other, net	(3,868)	479	(218)	8	(3,599)
Total other income (expense), net	28,265	(44,399)	(352)	8	(16,478)
Income from continuing operations before income taxes	65,051	194,004	3,343	—	262,398
Income tax benefit (expense)	30,893	(70,577)	(26)	—	(39,710)
Income from continuing operations	95,944	123,427	3,317	—	222,688
Loss from discontinued operations, net of tax	(30,834)	(2,708)	(14,354)	—	(47,896)
Equity in income (loss) of subsidiaries	109,682	(11,037)	—	(98,645)	—
Net income (loss)	174,792	109,682	(11,037)	(98,645)	174,792
Foreign currency translation adjustment(1)	(105)	—	961	—	856
Comprehensive income (loss)	$174,687	$109,682	$(10,076)	$(98,645)	$175,648

(1)	Foreign currency translation adjustment had no tax effect in 2013.

CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
	Year Ended December 31, 2012
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Revenue	$247,906	$1,907,037	$43,208	$—	$2,198,151
Expenses:
Direct operating	137,092	1,334,227	39,541	(18,338)	1,492,522
Marketing	5,020	18,676	461	—	24,157
Research and development	6,018	739	—	—	6,757
General and administrative	23,442	161,264	494	18,332	203,532
Depreciation and other	30,716	144,341	3,276	—	178,333
Amortization of intangible assets	2,346	3,011	—	—	5,357
Total expenses	204,634	1,662,258	43,772	(6)	1,910,658
Operating income (loss)	43,272	244,779	(564)	6	287,493
Other income (expense), net:
Loss from equity method investments, net	(2,179)	(3,005)	—	—	(5,184)
Interest income (expense), net	(18,161)	2,554	(33)	—	(15,640)
Other, net	98	(264)	17	(6)	(155)
Total other income (expense), net	(20,242)	(715)	(16)	(6)	(20,979)
Income (loss) from continuing operations before income taxes	23,030	244,064	(580)	—	266,514
Income tax expense	(5,518)	(94,138)	(555)	—	(100,211)
Income (loss) from continuing operations	17,512	149,926	(1,135)	—	166,303
Loss from discontinued operations, net of tax	(8,609)	(2,244)	(5,220)	—	(16,073)
Equity in income (loss) of subsidiaries	141,327	(6,355)	—	(134,972)	—
Net income (loss)	150,230	141,327	(6,355)	(134,972)	150,230
Foreign currency translation adjustment(1)	(196)	—	1,244	—	1,048
Comprehensive income (loss)	$150,034	$141,327	$(5,111)	$(134,972)	$151,278

(1)	Foreign currency translation adjustment had no tax effect in 2012.

Condensed Consolidating Statement of Cash Flows

CONSOLIDATING STATEMENTS OF CASH FLOWS
	Year Ended December 31, 2014
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income (loss)	$106,618	$104,829	$(14,378)	$(90,451)	$106,618
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	35,139	150,904	9,119	—	195,162
Amortization of intangible assets	1,433	13,259	—	—	14,692
Share-based payments expense	9,693	3,691	—	—	13,384
Windfall excess tax benefits related to share-based payments	(1,964)	—	—	—	(1,964)
Deferred income taxes	304	(17,232)	(5,683)	—	(22,611)
Loss from equity method investments, net	530	28,204	—	—	28,734
Amortization of deferred financing fees and debt discount	4,116	—	—	—	4,116
Loss from early extinguishment of debt	2,018	—	—	—	2,018
Other	(1,250)	(548)	48	—	(1,750)
Equity in (income) losses of subsidiaries	(104,829)	14,378	—	90,451	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	(1,130)	8,787	1,014	—	8,671
Content library	36	20,206	(495)	—	19,747
Prepaid expenses and other current assets	40,826	3,753	(297)	—	44,282
Other assets	75	1,558	69	—	1,702
Accounts payable	(3,017)	(65,737)	(158)	—	(68,912)
Accrued payable to retailers	(1,896)	(5,149)	198	—	(6,847)
Other accrued liabilities	(840)	1,988	161	—	1,309
Net cash flows from (used in) operating activities(1)	85,862	262,891	(10,402)	—	338,351
Investing Activities:
Purchases of property and equipment	(33,602)	(57,909)	(6,413)	—	(97,924)
Proceeds from sale of property and equipment	750	1,227	—	—	1,977
Cash paid for equity investments	—	(24,500)	—	—	(24,500)
Extinguishment payment received from equity investment	—	5,000	—	—	5,000
Investments in and advances to affiliates	166,145	(178,406)	12,261	—	—
Net cash flows from (used in) investing activities(1)	133,293	(254,588)	5,848	—	(115,447)
Financing Activities:
Proceeds from issuance of senior unsecured notes	295,500	—	—	—	295,500
Proceeds from new borrowing of Credit Facility	642,000	—	—	—	642,000
Principal payments on Credit Facility	(680,125)	—	—	—	(680,125)
Financing costs associated with Credit Facility and senior unsecured notes	(2,911)	—	—	—	(2,911)
Settlement and conversion of convertible debt	(51,149)	—	—	—	(51,149)
Repurchases of common stock	(545,091)	—	—	—	(545,091)
Principal payments on capital lease obligations and other debt	(13,552)	(3)	(441)	—	(13,996)
Windfall excess tax benefits related to share-based payments	1,964	—	—	—	1,964
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	(520)	—	—	—	(520)
Net cash flows from (used in) financing activities(1)	(353,884)	(3)	(441)	—	(354,328)

	Year Ended December 31, 2014
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Effect of exchange rate changes on cash	368	—	2,315	—	2,683
Increase (decrease) in cash and cash equivalents	(134,361)	8,300	(2,680)	—	(128,741)
Cash and cash equivalents:
Beginning of period	315,250	9,639	46,548	—	371,437
End of period	$180,889	$17,939	$43,868	$—	$242,696

(1)
During the first quarter of 2015, we discontinued our Redbox operations in Canada and during 2013, we discontinued four ventures, Orango, Rubi, Crisp Market, and Star Studio. Cash flows from these discontinued operations are not segregated from cash flows from continuing operations in all periods presented. See Note 12: Discontinued Operations for cash flow disclosures related to our discontinued Redbox operations in Canada.

CONSOLIDATING STATEMENTS OF CASH FLOWS
	Year Ended December 31, 2013
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income (loss)	$174,792	$109,682	$(11,037)	$(98,645)	$174,792
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	29,640	158,801	5,259	—	193,700
Amortization of intangible assets	2,245	8,688	—	—	10,933
Share-based payments expense	9,903	6,928	—	—	16,831
Windfall excess tax benefits related to share-based payments	(3,698)	—	—	—	(3,698)
Deferred income taxes	9,228	(15,727)	(4,434)	—	(10,933)
Impairment Expense	32,444	288	—	—	32,732
Loss (income) from equity method investments, net	(65,063)	45,135	—	—	(19,928)
Amortization of deferred financing fees and debt discount	6,394	—	—	—	6,394
Loss from early extinguishment of debt	6,013	—	—	—	6,013
Other	827	(2,951)	31	54	(2,039)
Equity in (income) losses of subsidiaries	(109,682)	11,037	—	98,645	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	(1,144)	10,639	(1,517)	—	7,978
Content library	1,093	(23,357)	(195)	—	(22,459)
Prepaid expenses and other current assets	(43,762)	(6,280)	(500)	—	(50,542)
Other assets	201	400	(371)	—	230
Accounts payable	1,319	(408)	226	354	1,491
Accrued payable to retailers	(6,181)	1,633	460	—	(4,088)
Other accrued liabilities	13,184	(22,751)	(6)	—	(9,573)
Net cash flows from (used in) operating activities(1)	57,753	281,757	(12,084)	408	327,834
Investing Activities:
Purchases of property and equipment	(58,763)	(88,431)	(14,218)	—	(161,412)
Proceeds from sale of property and equipment	12,147	1,189	8	—	13,344
Acquisition of ecoATM, net of cash acquired	(244,036)	—	—	—	(244,036)
Receipt of note receivable principal	22,913	—	—	—	22,913
Cash paid for equity investments	—	(28,000)	—	—	(28,000)
Investments in and advances to affiliates	125,856	(156,659)	30,857	(54)	—
Net cash flows from (used in) investing activities(1)	(141,883)	(271,901)	16,647	(54)	(397,191)
Financing Activities:
Proceeds from issuance of senior unsecured notes	343,769	—	—	—	343,769
Proceeds from new borrowing on Credit Facility	400,000	—	—	—	400,000
Principal payments on Credit Facility	(215,313)	—	—	—	(215,313)
Financing costs associated with Credit Facility and senior unsecured notes	(2,203)	—	—	—	(2,203)
Conversion of convertible debt	(172,211)	—	—	—	(172,211)
Repurchases of common stock	(195,004)	—	—	—	(195,004)
Principal payments on capital lease obligations and other debt	(14,200)	(217)	(417)	—	(14,834)
Windfall excess tax benefits related to share-based payments	3,698	—	—	—	3,698
Withholding tax paid on vesting of restricted stock net of proceeds from exercise of stock options	8,460	—	—	—	8,460
Net cash flows from (used in) financing activities(1)	156,996	(217)	(417)	—	156,362

	Year Ended December 31, 2013
	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Effect of exchange rate changes on cash	(105)	—	1,643	—	1,538
Increase (decrease) in cash and cash equivalents	72,761	9,639	5,789	354	88,543
Cash and cash equivalents:
Beginning of period	242,489	—	40,759	(354)	282,894
End of period	$315,250	$9,639	$46,548	$—	$371,437

(1)
During the first quarter of 2015, we discontinued our Redbox operations in Canada and during 2013, we discontinued four ventures, Orango, Rubi, Crisp Market, and Star Studio. Cash flows from these discontinued operations are not segregated from cash flows from continuing operations in all periods presented. See Note 12: Discontinued Operations for cash flow disclosures related to our discontinued Redbox operations in Canada.

CONSOLIDATING STATEMENTS OF CASH FLOWS
	Year Ended December 31, 2012
(in thousands)	Outerwall Inc.	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations and Consolidation Reclassifications	Total
Operating Activities:
Net income	$150,230	$141,327	$(6,355)	$(134,972)	$150,230
Adjustments to reconcile net income to net cash flows:
Depreciation and other	30,836	144,805	3,506	—	179,147
Amortization of intangible assets	2,346	3,032	—	—	5,378
Share-based payments expense	10,998	8,364	—	—	19,362
Windfall excess tax benefits related to share-based payments	(5,740)	—	—	—	(5,740)
Deferred income taxes	18,578	70,607	(1,612)	—	87,573
(Income) loss from equity method investments, net	2,179	3,005	—	—	5,184
Amortization of deferred financing fees and debt discount	9,235	—	—	—	9,235
Loss from early extinguishment of debt	953	—	—	—	953
Other	(2,343)	(2,720)	10	—	(5,053)
Equity in (income) losses of subsidiaries	(141,327)	6,355	—	134,972	—
Cash flows from changes in operating assets and liabilities:
Accounts receivable, net	(371)	(15,787)	(903)	—	(17,061)
Content library	(673)	(27,079)	(2,941)	—	(30,693)
Prepaid expenses and other current assets	1,386	(8,159)	(190)	—	(6,963)
Other assets	39	848	(29)	—	858
Accounts payable	815	57,527	1,946	(184)	60,104
Accrued payable to retailers	7,432	1,025	2,004	—	10,461
Other accrued liabilities	(5,008)	7,520	275	—	2,787
Net cash flows from operating activities	79,565	390,670	(4,289)	(184)	465,762
Investing Activities:
Purchases of property and equipment	(64,423)	(132,528)	(12,959)	—	(209,910)
Proceeds from sale of property and equipment	302	782	47	—	1,131
Acquisition of NCR DVD kiosk business	—	(100,000)	—	—	(100,000)
Cash paid for equity investments	(10,877)	(28,850)	—	—	(39,727)
Investments in and advances to affiliates	96,990	(122,272)	25,282	—	—
Net cash flows from investing activities	21,992	(382,868)	12,370	—	(348,506)
Financing Activities:
Principal payments on Credit Facility	(10,938)	—	—	—	(10,938)
Repurchase of convertible debt	(20,575)	—	—	—	(20,575)
Repurchases of common stock	(139,724)	—	—	—	(139,724)
Principal payments on capital lease obligations and other debt	(8,226)	(7,802)	(364)	—	(16,392)
Windfall excess tax benefits related to share-based payments	5,740	—	—	—	5,740
Proceeds from exercise of stock options, net	4,592	—	—	—	4,592
Net cash flows from financing activities	(169,131)	(7,802)	(364)	—	(177,297)
Effect of exchange rate changes on cash	(196)	—	1,276	—	1,080
Increase (decrease) in cash and cash equivalents(1)	(67,770)	—	8,993	(184)	(58,961)
Cash and cash equivalents:
Beginning of period	310,259	—	31,766	(170)	341,855
End of period	$242,489	$—	$40,759	$(354)	$282,894

(1)
During the first quarter of 2015, we discontinued our Redbox operations in Canada and during 2013, we discontinued four ventures, Orango, Rubi, Crisp Market, and Star Studio. Cash flows from these discontinued operations are not segregated from cash flows from continuing operations in all periods presented. See Note 12: Discontinued Operations for cash flow disclosures related to our discontinued Redbox operations in Canada.